STOCKHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of June 30, 2025, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of June 30, 2025 and December 31, 2024, there were 95.2 million and 95.0 million, shares of common stock outstanding, respectively, and no shares of preferred stock outstanding.